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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 2054

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one):                 [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S.A.C. Global Investors LLP
Address:  St. Martins Court, 4(th) Floor
          10 Paternoster Row
          London, EC4M 7HP
          United Kingdom

Form 13F File Number:  28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum            Stamford, Connecticut        November 14, 2011
------------------------    ------------------------    ------------------------
      [Signature]                [City, State]                   [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                              -----------
Form 13F Information Table Entry Total:        102*
                                              -----------
Form 13F Information Table Value Total:       $294,437
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 Form 13F File Number           Name
1                   28-13297                       S.A.C. Capital Advisors, L.P.

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*  Positions that are exempt from reporting under Special Instruction 9 to the
   Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

                                     - 1 -
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
COLUMN 1            COLUMN 2  COLUMN 3  COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7         COLUMN 8
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                                                    SH                                                     VOTING AUTHORITY
NAME OF             TITLE OF            VALUE     OR PRN    SH /    PUT /     INVESTMENT     OTHER    --------------------------
ISSUER               CLASS    CUSIP    (X$1000)   AMOUNT    PRN      CALL     DISCRETION     MANAGERS  SOLE     SHARED   NONE
------------------- -------- --------- --------- -------- -------- --------   -------------  -------- -------   -------  -------
ABBOTT LABS         Option   002824950    2,557    50,000          Put        Shared-Defined        1            50,000
ACE LTD             Common   H0023R105    4,818    79,500 SH                  Shared-Defined        1            79,500
ACHILLION
PHARMACEUTICALS
IN                  Common   00448Q201      590   125,000 SH                  Shared-Defined        1           125,000
AGNICO EAGLE
MINES LTD           Common   008474108    3,780    63,500 SH                  Shared-Defined        1            63,500
AGRIUM INC          Common   008916108    2,033    30,500 SH                  Shared-Defined        1            30,500
AIRGAS INC          Common   009363102    1,117    17,500 SH                  Shared-Defined        1            17,500
AMARIN CORP PLC     Common   023111206    2,024   220,000 SH                  Shared-Defined        1           220,000
AMARIN CORP PLC     Option   023111906    1,380   150,000          Call       Shared-Defined        1           150,000
AMYLIN
PHARMACEUTICALS
INC                 Common   032346108    1,569   170,000 SH                  Shared-Defined        1           170,000
AMYLIN
PHARMACEUTICALS
INC                 Option   032346958    1,615   175,000          Put        Shared-Defined        1           175,000
ANADARKO PETE
CORP                Common   032511107    1,828    29,000 SH                  Shared-Defined        1            29,000
ANGLOGOLD
ASHANTI LTD         Common   035128206    2,523    61,000 SH                  Shared-Defined        1            61,000
ARCH COAL INC       Common   039380100      802    55,000 SH                  Shared-Defined        1            55,000
AURICO GOLD INC     Common   05155C105      705    75,000 SH                  Shared-Defined        1            75,000
BAKER HUGHES INC    Common   057224107    5,770   125,000 SH                  Shared-Defined        1           125,000
BANRO CORP          Common   066800103      671   170,000 SH                  Shared-Defined        1           170,000
BHP BILLITON PLC    Common   05545E209   12,155   229,000 SH                  Shared-Defined        1           229,000
BIOMARIN
PHARMACEUTICAL
INC                 Common   09061G101      956    30,000 SH                  Shared-Defined        1            30,000
BIOMARIN
PHARMACEUTICAL
INC                 Option   09061G901    3,187   100,000          Call       Shared-Defined        1           100,000
BP PLC              Option   055622904   10,821   300,000          Call       Shared-Defined        1           300,000
BRIGHAM
EXPLORATION
CO                  Common   109178103      884    35,000 SH                  Shared-Defined        1            35,000
BRISTOL MYERS
SQUIBB CO           Common   110122108    1,569    50,000 SH                  Shared-Defined        1            50,000
C H ROBINSON
WORLDWIDE INC       Common   12541W209    1,712    25,000 SH                  Shared-Defined        1            25,000
CANADIAN
NAT RES LTD         Common   136385101    2,634    90,000 SH                  Shared-Defined        1            90,000
CAPITAL ONE FINL
CORP                Common   14040H105    4,320   109,000 SH                  Shared-Defined        1           109,000
CELGENE CORP        Option   151020954   10,526   170,000          Put        Shared-Defined        1           170,000
CHUBB CORP          Common   171232101    4,169    69,500 SH                  Shared-Defined        1            69,500
CLEARWATER
PAPER
CORP                Common   18538R103    1,359    40,000 SH                  Shared-Defined        1            40,000
CLIFFS NATURAL
RESOURCES INC       Option   18683K901    1,791    35,000          Call       Shared-Defined        1            35,000
COMERICA INC        Common   200340107    3,882   169,000 SH                  Shared-Defined        1           169,000
CONSOL ENERGY
INC                 Common   20854P109    1,272    37,499 SH                  Shared-Defined        1            37,499
COOPER INDUSTRIES
PLC                 Common   G24140108      922    20,000 SH                  Shared-Defined        1            20,000
DANAHER CORP
DEL                 Option   235851902    9,437   225,000          Call       Shared-Defined        1           225,000
DAQO NEW ENERGY
CORP                Common   23703Q104      597   170,600 SH                  Shared-Defined        1           170,600
DAVITA INC          Common   23918K108    3,134    50,000 SH                  Shared-Defined        1            50,000
DEERE & CO          Common   244199105      969    15,000 SH                  Shared-Defined        1            15,000
DYNAVAX
TECHNOLOGIES
CORP                Common   268158102      484   260,000 SH                  Shared-Defined        1           260,000
DYNAVAX
TECHNOLOGIES
CORP                Option   268158902      372   200,000          Call       Shared-Defined        1           200,000
ECOLAB INC          Common   278865100    1,467    30,000 SH                  Shared-Defined        1            30,000
ECOLAB INC          Option   278865900    6,111   125,000          Call       Shared-Defined        1           125,000
ELDORADO
GOLD CORP
NEW                 Option   284902903    1,286    75,000          Call       Shared-Defined        1            75,000
ENSCO PLC           Common   29358Q109    1,900    47,000 SH                  Shared-Defined        1            47,000
FIFTH THIRD
BANCORP             Common   316773100    3,414   338,000 SH                  Shared-Defined        1           338,000
FIRST MAJESTIC
SILVER CORP         Common   32076V103      750    49,300 SH                  Shared-Defined        1            49,300
FRANCO NEVADA
CORP                Common   351858105    1,984    55,000 SH                  Shared-Defined        1            55,000
FREEPORT-MCMORAN
COPPER & GO         Common   35671D857      685    22,500 SH                  Shared-Defined        1            22,500
GARDNER DENVER
INC                 Option   365558905    1,589    25,000          Call       Shared-Defined        1            25,000
GENTEX CORP         Option   371901909    2,405   100,000          Call       Shared-Defined        1           100,000
GOLDCORP INC
NEW                 Common   380956409    8,292   181,690 SH                  Shared-Defined        1           181,690
HESS CORP           Common   42809H107    2,230    42,500 SH                  Shared-Defined        1            42,500
IDEX CORP           Common   45167R104    2,212    71,000 SH                  Shared-Defined        1            71,000
INTERMUNE INC       Common   45884X103    5,050   250,000 SH                  Shared-Defined        1           250,000
INTERMUNE INC       Option   45884X903      990    49,000          Call       Shared-Defined        1            49,000
INTERMUNE INC       Option   45884X953    5,959   295,000          Put        Shared-Defined        1           295,000
IVANHOE MINES
LTD                 Common   46579N103      445    32,500 SH                  Shared-Defined        1            32,500
JPMORGAN
CHASE & CO          Common   46625H100    3,855   128,000 SH                  Shared-Defined        1           128,000
KINROSS GOLD
CORP                Common   496902404    3,618   244,800 SH                  Shared-Defined        1           244,800
KINROSS GOLD
CORP                Option   496902954    3,991   270,000          Put        Shared-Defined        1           270,000
LYONDELLBASELL
INDUSTRIES N        Common   N53745100    1,661    68,000 SH                  Shared-Defined        1            68,000
MARKET VECTORS
ETF TR              Common   57060U100    5,762   104,400 SH                  Shared-Defined        1           104,400
MARKET VECTORS
ETF TR              Common   57060U589    5,546   197,000 SH                  Shared-Defined        1           197,000
MEDIVATION INC      Option   58501N901      679    40,000          Call       Shared-Defined        1            40,000
METHANEX CORP       Common   59151K108    1,987    95,000 SH                  Shared-Defined        1            95,000
MOSAIC CO NEW       Common   61945C103    2,081    42,500 SH                  Shared-Defined        1            42,500
NORTHGATE
MINERALS CORP       Common   666416102    1,469   445,000 SH                  Shared-Defined        1           445,000
OASIS PETE INC
NEW                 Common   674215108      826    37,000 SH                  Shared-Defined        1            37,000
OCCIDENTAL PETE
CORP DEL            Common   674599105    2,503    35,000 SH                  Shared-Defined        1            35,000
OCEANEERING INTL
INC                 Common   675232102    1,060    30,000 SH                  Shared-Defined        1            30,000
ONYX
PHARMACEUTICALS
INC                 Common   683399109    2,851    95,000 SH                  Shared-Defined        1            95,000
ONYX
PHARMACEUTICALS
INC                 Option   683399909    3,001   100,000          Call       Shared-Defined        1           100,000
PEABODY ENERGY
CORP                Common   704549104    1,067    31,500 SH                  Shared-Defined        1            31,500
PFIZER INC          Common   717081103    1,591    90,000 SH                  Shared-Defined        1            90,000
POTASH CORP
SASK INC            Common   73755L107      739    17,100 SH                  Shared-Defined        1            17,100
PRECISION
CASTPARTS CORP      Common   740189105    1,555    10,000 SH                  Shared-Defined        1            10,000
PRINCIPAL FINL
GROUP INC           Common   74251V102    1,950    86,000 SH                  Shared-Defined        1            86,000
RENAISSANCERE
HOLDINGS LTD        Common   G7496G103    4,396    68,900 SH                  Shared-Defined        1            68,900
RIO TINTO PLC       Common   767204100   13,330   302,400 SH                  Shared-Defined        1           302,400
ROCKWELL
COLLINS
INC                 Option   774341901    1,150    21,800          Call       Shared-Defined        1            21,800
ROCKWOOD
HLDGS INC           Option   774415903    8,423   250,000          Call       Shared-Defined        1           250,000
ROWAN COS INC       Common   779382100    1,114    36,900 SH                  Shared-Defined        1            36,900
ROYAL DUTCH
SHELL PLC           Common   780259206    4,980    80,952 SH                  Shared-Defined        1            80,952
SCHLUMBERGER
LTD                 Common   806857108    2,987    50,000 SH                  Shared-Defined        1            50,000
SILVER WHEATON
CORP                Common   828336107    2,886    98,000 SH                  Shared-Defined        1            98,000
SIMS METAL
MANAGEMENT LTD      Common   829160100      829    70,000 SH                  Shared-Defined        1            70,000
STEEL DYNAMICS
INC                 Common   858119100      833    84,000 SH                  Shared-Defined        1            84,000
SUNCOR ENERGY
INC NEW             Common   867224107    3,358   132,000 SH                  Shared-Defined        1           132,000
SYNGENTA AG         Common   87160A100      908    17,500 SH                  Shared-Defined        1            17,500
TECK RESOURCES
LTD                 Common   878742204    7,808   267,500 SH                  Shared-Defined        1           267,500
TECK RESOURCES
LTD                 Option   878742904    1,168    40,000          Call       Shared-Defined        1            40,000
TEVA PHARMACEUTICAL
INDS LTD            Common   881624209    2,419    65,000 SH                  Shared-Defined        1            65,000
TEVA PHARMACEUTICAL
INDS LTD            Option   881624909    3,722   100,000          Call       Shared-Defined        1           100,000
TIMKEN CO           Common   887389104    1,641    50,000 SH                  Shared-Defined        1            50,000
TRAVELERS
COMPANIES INC       Common   89417E109    5,165   106,000 SH                  Shared-Defined        1           106,000
TYCO INTERNATIONAL
LTD                 Common   H89128104      917    22,500 SH                  Shared-Defined        1            22,500
UNION PAC CORP      Common   907818108    8,910   109,100 SH                  Shared-Defined        1           109,100
UNITED THERAPEUTICS
CORP DEL            Common   91307C102      308     8,223 SH                  Shared-Defined        1             8,223
US BANCORP DEL      Common   902973304    1,766    75,000 SH                  Shared-Defined        1            75,000
VALIDUS HOLDINGS
LTD                 Common   G9319H102    2,455    98,504 SH                  Shared-Defined        1            98,504
VERTEX
PHARMACEUTICALS
INC                 Option   92532F950    2,227    50,000          Put        Shared-Defined        1            50,000
WEATHERFORD
INTERNATIONAL
LT                  Common   H27013103    1,404   115,000 SH                  Shared-Defined        1           115,000
WELLS FARGO
 & CO NEW           Common   949746101    3,136   130,000 SH                  Shared-Defined        1           130,000
WHITING PETE
CORP NEW            Common   966387102      702    20,000 SH                  Shared-Defined        1            20,000